Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Rental expense charged for short-term leases	$ 755	$ 1,125
Rental expense charged for low value leases	58	65
Rental expense charged for variable leases	1,898	1,599
Rent Concessions On Lease Liability		21
Future cash outflows for leases not yet commenced	$ 59,827	$ 82,013